Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net income	$ 1,018,000,000	$ 974,000,000	$ 335,000,000
Adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	1,226,000,000	1,226,000,000	1,111,000,000
Equity-based compensation expense	150,000,000	144,000,000	140,000,000
Non-cash change in current and non-current provisions and other non-current liabilities	52,000,000	21,000,000	187,000,000
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	16,000,000	27,000,000	10,000,000
Net gain on divestment of product rights	(57,000,000)	0	0
Interest expense	192,000,000	189,000,000	134,000,000
Other financial income & expense	(43,000,000)	18,000,000	75,000,000
Share of loss from associated companies	8,000,000	0	0
Taxes	238,000,000	(142,000,000)	128,000,000
Interest received	69,000,000	33,000,000	14,000,000
Interest paid	(182,000,000)	(176,000,000)	(111,000,000)
Other financial payments	(8,000,000)	(7,000,000)	(7,000,000)
Taxes paid	(326,000,000)	(255,000,000)	(178,000,000)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	2,353,000,000	2,052,000,000	1,838,000,000
Net payments out of provisions and other cash movements in non-current liabilities	(87,000,000)	(260,000,000)	(99,000,000)
Change in net current assets and other operating cash flow items	(189,000,000)	(404,000,000)	(522,000,000)
Net cash flows from operating activities	2,077,000,000	1,388,000,000	1,217,000,000
Purchase of property, plant & equipment	(473,000,000)	(658,000,000)	(636,000,000)
Purchase of intangible assets	(197,000,000)	(193,000,000)	(109,000,000)
Purchase of investments in associated companies	(159,000,000)	(10,000,000)	0
Payments for financial assets	(128,000,000)	(233,000,000)	(50,000,000)
Purchase of time deposits	(150,000,000)	0	0
Proceeds from financial assets	9,000,000	2,000,000	2,000,000
Proceeds from sale of short-term investments	0	0	79,000,000
Acquisitions of assets, net of cash acquired	0	(2,000,000)	(485,000,000)
Acquisitions of businesses, net of cash acquired	(61,000,000)	0	(666,000,000)
Other investing cash flows	(8,000,000)	0	0
Net cash flows used in investing activities	(1,167,000,000)	(1,094,000,000)	(1,865,000,000)
Dividends paid to shareholders of Alcon Inc.	(130,000,000)	(116,000,000)	(100,000,000)
Repayment of financial debts	(47,000,000)	(34,000,000)	(2,267,000,000)
Proceeds from financial debts, net of issuance costs	59,000,000	69,000,000	2,586,000,000
Other net changes in financial debts	(66,000,000)	37,000,000	(42,000,000)
Lease payments	(83,000,000)	(79,000,000)	(69,000,000)
Payment of withholding taxes related to equity-based compensation	(47,000,000)	(49,000,000)	(50,000,000)
Other financing cash flows	(8,000,000)	(39,000,000)	(66,000,000)
Net cash flows used in financing activities	(322,000,000)	(211,000,000)	(8,000,000)
Effect of exchange rate changes on cash and cash equivalents	(6,000,000)	31,000,000	61,000,000
Net change in cash and cash equivalents	582,000,000	114,000,000	(595,000,000)
Cash and cash equivalents at January 1	1,094,000,000	980,000,000	1,575,000,000
Cash and cash equivalents at December 31	$ 1,676,000,000	$ 1,094,000,000	$ 980,000,000